Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio - Small Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 480,644,248
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$480,644,248
Total number of portfolio holdings	228
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Kirby Corp.	1.5%
Murphy Oil Corp.	1.5%
Essent Group Ltd.	1.4%
Pan American Silver Corp.	1.2%
Summit Materials, Inc., Class A	1.1%
Popular, Inc.	1.1%
Patterson-UTI Energy, Inc.	1.1%
Moog, Inc., Class A	1.1%
PNM Resources, Inc.	1.0%
Korn/Ferry International	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Kirby Corp.	1.5%
Murphy Oil Corp.	1.5%
Essent Group Ltd.	1.4%
Pan American Silver Corp.	1.2%
Summit Materials, Inc., Class A	1.1%
Popular, Inc.	1.1%
Patterson-UTI Energy, Inc.	1.1%
Moog, Inc., Class A	1.1%
PNM Resources, Inc.	1.0%
Korn/Ferry International	1.0%

Columbia Variable Portfolio - Small Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 480,644,248
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$480,644,248
Total number of portfolio holdings	228
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Kirby Corp.	1.5%
Murphy Oil Corp.	1.5%
Essent Group Ltd.	1.4%
Pan American Silver Corp.	1.2%
Summit Materials, Inc., Class A	1.1%
Popular, Inc.	1.1%
Patterson-UTI Energy, Inc.	1.1%
Moog, Inc., Class A	1.1%
PNM Resources, Inc.	1.0%
Korn/Ferry International	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Kirby Corp.	1.5%
Murphy Oil Corp.	1.5%
Essent Group Ltd.	1.4%
Pan American Silver Corp.	1.2%
Summit Materials, Inc., Class A	1.1%
Popular, Inc.	1.1%
Patterson-UTI Energy, Inc.	1.1%
Moog, Inc., Class A	1.1%
PNM Resources, Inc.	1.0%
Korn/Ferry International	1.0%